Leases (Tables)	12 Months Ended
Dec. 31, 2023
Leases [Abstract]
Schedule of operating lease obligations

Twelve Months Ending December 31,	Operating Lease Amount
	RMB	USD
2024	287,651	40,613
2025	-	-
2026	-	-
2027	-	-
2028	-	-
Total lease payments	287,651	40,613
Less: Interest	8,141	1,149
Present value of lease liabilities	279,510	39,464

*	include operating leases with a term less than one year.